Annual Total Returns - Fidelity Government Money Market Fund [BarChart] - 04.30 Fidelity Government Money Market Fund Capital Reserves Prospectus-10 - Fidelity Government Money Market Fund	Jun. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Apr. 06, 2015
Fidelity Government Money Market Fund: Capital Reserves Class
Bar Chart Table:
Annual Return 2016	0.01%
Annual Return 2017	0.09%
Annual Return 2018	0.94%
Annual Return 2019	1.31%
Annual Return 2020	0.14%
Annual Return 2021	0.01%